RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Schedule of Designated as Hedging Instruments (Details) € in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 GW	Dec. 31, 2025 $ / MWh	Dec. 31, 2025 COP ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 $ / $	Dec. 31, 2025 € / $	Dec. 31, 2025 R$ / $	Dec. 31, 2024 GW	Dec. 31, 2024 $ / MWh	Dec. 31, 2024 COP ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 $ / $	Dec. 31, 2024 € / $	Dec. 31, 2024 R$ / $
Energy derivative contracts
Disclosure of financial instruments by type of interest rate [line items]
Carrying amount (asset/(liability))	$ (153)	$ (42)
Notional amount – GWh (in gigawatts) | GW			71,118								9,729
Hedge ratio	1	1
Weighted average hedged rate for the year (in currency per dollar) | $ / MWh				42								55
Change In Discounted Spot Value Of Outstanding Hedging Instruments	$ (136)	$ (34)
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	(172)	(32)
Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Carrying amount (asset/(liability))	(29)	96
Carrying value	$ 2,459	$ 1,070			$ 98	$ 99	€ 164						$ 92	$ 105	€ 1,001
Hedge ratio	1	1
Change In Discounted Spot Value Of Outstanding Hedging Instruments	$ (9)	$ (31)
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	9	32
Foreign exchange swaps
Disclosure of financial instruments by type of interest rate [line items]
Carrying amount (asset/(liability))	$ (196)	$ (18)
Hedge ratio	1	1
Weighted average hedged rate for the year (in currency per dollar)								4,765	0.96	6.15						4,572	0.96	6.19
Foreign exchange swaps | Colombian peso
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	$ 1,351	$ 2,061
Foreign exchange swaps | Euro
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	288	254
Foreign exchange swaps | Brazilian real
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	$ 174	$ 119